Financial risk management (Details 2) - INR (₨) ₨ in Millions	Mar. 31, 2018	Mar. 31, 2017
Disclosure of Contractual Maturities of Significant Financial Liabilities [Line Items]
Trade and other payables	₨ 16,052	₨ 13,417
Bank overdraft, short-term loans and borrowings	25,562	43,626
Other liabilities and provisions	20,712	20,391
Derivative financial instruments - liabilities	85	10
Not later than one year [member]
Disclosure of Contractual Maturities of Significant Financial Liabilities [Line Items]
Trade and other payables	16,052	13,417
Bank overdraft, short-term loans and borrowings	25,562	43,626
Other liabilities and provisions	19,885	19,564
Derivative financial instruments - liabilities	85	10
Later Than One Year But Not Later Than Two Years [Member]
Disclosure of Contractual Maturities of Significant Financial Liabilities [Line Items]
Other liabilities and provisions	92	88
Later than two years and not later than three years [member]
Disclosure of Contractual Maturities of Significant Financial Liabilities [Line Items]
Other liabilities and provisions	16	7
Later than three years and not later than four years [member]
Disclosure of Contractual Maturities of Significant Financial Liabilities [Line Items]
Other liabilities and provisions	16	9
Later than four years [Member]
Disclosure of Contractual Maturities of Significant Financial Liabilities [Line Items]
Other liabilities and provisions	₨ 703	₨ 723